Goodwill	12 Months Ended
Dec. 31, 2021
DocGo Inc. and Subsidiaries [Member]
Goodwill [Line Items]
Goodwill

5. Goodwill

The Company recorded goodwill in connection with its acquisitions. The changes in the carrying value of goodwill for the period ended December 31, 2021 are as noted in the tables below:

Carrying Value
Balance at December 31, 2019	$6,307,440
Goodwill acquired during the period	303,117
Balance at December 31, 2020	$6,610,557
Goodwill acquired during the period	2,076,409
Balance at December 31, 2021	$8,686,966